Long-term debt (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Long-term debt
Senior	SFr 168,601	SFr 157,986
Subordinated	22,955	24,796
Non-recourse liabilities from consolidated VIEs	1,759	14,826
Long-term debt	193,315	197,608
of which reported at fair value	72,868	80,931
Structured notes
Long-term debt
Long-term debt	59,544	54,848
Bank
Long-term debt
Senior	163,521	153,372
Subordinated	22,045	23,896
Non-recourse liabilities from consolidated VIEs	1,759	14,826
Long-term debt	187,325	192,094
of which reported at fair value	71,970	80,002
Bank | Structured notes
Long-term debt
Long-term debt	SFr 59,544	SFr 54,848